INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of domestic and foreign components of loss before income taxes
	Year ended December 31,
	2021	2020	2019

Domestic (Israel)	$(132,203)	$(152,335)	$(91,788)
Foreign	5,240	2,324	860

Total	$(126,963)	$(150,011)	$(90,928)

Schedule of domestic and foreign components of income taxes
	Year ended December 31,
	2021	2020	2019
Domestic (Israel)	$180	$243	$249
Foreign	2,151	1,949	434
Total	$2,331	$2,192	$683

Schedule of effective tax rate reconciliation
	Year ended December 31,
	2021		2020		2019
	Tax	Rate	Tax	Rate	Tax	Rate

Theoretical tax benefit	$(29,201)	23%	$(34,503)	23%	(20,914)	23%
Increase (decrease) in tax rate due to:
Change in valuation allowance	15,039	(12)%	14,622	(10)%	10,562	(12)%
Share-based compensation	10,184	(8)%	8,324	(5)%	2,742	(3)%
Tax benefit relating to exercise of disqualified ISO	(3,069)	2%	-	0%	-	-
Initial public offering costs	(5,399)	4%	-	0%	-	-
Preferred technological enterprise	14,460	(11)%	16,757	(11)%	10,097	(11)%
Currency differences	18	0%	(2,998)	2%	(1,796)	2%
Other	299	0%	(10)	0%	(8)	0%
Effective tax	$2,331	(2)%	$2,192	(1)%	683

Schedule of deferred tax assets and liabilities
	As of December 31,
	2021	2020
Net operating loss carry forwards	$35,122	$27,148
Research and development	5,580	3,296
Initial public offering costs	3,600	-
Other temporary differences	2,577	1,414
Carryforward tax credits	867	601
Gross deferred tax assets	47,746	32,459
Valuation allowance	(47,143)	(32,104)
Total deferred tax assets	603	355
Deferred tax liabilities:
Depreciation and amortization	(603)	(355)
Deferred tax liabilities	$(603)	$(355)
Net deferred taxes	$-	$-